Income Taxes - Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit	1.60%	0.60%	1.30%
Foreign operations	(5.60%)	(6.60%)	(3.00%)
Tax credits	(2.20%)	(1.40%)	(0.80%)
Tax-exempt income	(1.80%)	(2.50%)	(3.30%)
Leverage lease adjustment	(0.90%)	(1.30%)	(1.10%)
Carryback claim	(0.00%)	(0.00%)	(4.70%)
Nondeductible litigation expense	0.00%	0.00%	2.10%
Other – net	(1.20%)	0.10%	0.10%
Effective tax rate	24.90%	23.90%	25.60%